UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒     Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period   January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported)   January 24, 2017

Commission File Number of securitizer:   n/a

Central Index Key Number of securitizer:   0001418253

Henry B. Howard, (786) 777-0300

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:   n/a

U.S. Education Loan Trust IV, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:   n/a

Central Index Key Number of underwriter:   n/a

Henry B. Howard, (786) 777-0300

Name and telephone number, including area code,

of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

_U.S. Education Loan Trust IV, LLC_____________(Securitizer, Depositor or Underwriter)

Date _January 24, 2017______________________________________

By:   U.S. Education Finance IV Management Corporation

_/s/ Henry B. Howard    __________________________________ (Signature)*

By:   Henry B. Howard, President and Chief Executive Officer

*Print name and title of the signing offi cer under his signature.